UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-817-4086

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

40/86 STRATEGIC INCOME FUND
Schedule of Investments
September 30, 2005
(Unaudited)

		Value
CORPORATE BONDS (146.4%)
Amusement and Recreation Services (6.1%)
500,000	MGM Mirage, Inc., 6.625%, due 07/15/2015, (a) Cost - $506,875; Acquired - 08/25/2005	$ 496,875
1,500,000	Movie Gallery, 11.000%, due 05/01/2012, (a) Cost - $1,509,030; Acquired - 04/25/2005 and 05/05/2005 (d)	1,335,000
1,650,000	Pinnacle Entertainment, 8.250%, due 03/15/2012, (a) Cost - $1,698,631; Acquired - 02/27/2004, 11/18/2004 and 08/29/2005 (d)	1,658,250
1,075,000	Vail Resorts, Inc., 6.750%, due 02/15/2014 (d)	1,077,687
		4,567,812

Apparel and Other Finished Products (3.7%)
1,500,000	Brown Shoe Company, Inc., 8.750%, due 05/01/2012, (a) Cost - $1,511,250; Acquired - 04/19/2005 and 05/18/2005 (d)	1,590,000
1,155,000	Russell Corp., 9.250%, due 05/01/2010 (d)	1,172,325
		2,762,325

Building Services (6.4%)
585,000	Hexcel Corp., 6.750%, due 02/01/2015, (a) Cost - $585,000; Acquired - 01/27/2005	582,075
1,775,000	Universal Hospital Services, Inc., 10.125%, due 11/01/2011, (a) Cost - $1,813,925; Acquired - 10/08/2003, 07/29/2004, 12/09/2004, 01/03/2005 and 02/18/2005 (d)	1,828,250
1,000,000	WCI Communities Inc, 6.625%, due 03/15/2005	910,000
1,600,000	Williams Lyon Homes, 7.625%, due 12/15/2012, (a) Cost - $1,505,288; Acquired - 11/15/2004, 01/11/2005, 02/16/2005, 05/16/2005 and 05/20/2005 (d)	1,524,000
		4,844,325

Cable and Other Pay Television Services (9.4%)
615,000	Cablevision Systems Corp., 8.000%, due 04/15/2012 (d)	599,625
1,640,000	Charter Communications OPT, 8.375%, due 4/30/14, (a) Cost- $1,664,600; Acquired-11/05/2004 (d)	1,656,400
1,110,000	Echostar DBS Corp., 6.625%, 10/01/2014 (d)	1,104,450
1,345,000	Innova S De R. L., 9.375%, due 09/19/2013, (a) Cost - $1,400,350; Acquired - 09/12/2003 and 09/15/2004 (d)	1,533,300
1,110,000	Qwest Communications, 7.250%, due 02/15/2011 (d)	1,086,412
1,080,000	Superior Essex Communications & Essex Group., Inc., 9.000%, due 04/15/2012, (a) Cost - $1,065,563; Acquired - 04/27/2004, 05/05/2004 and 05/24/2005 (d)	1,096,200
		7,076,387

Chemicals and Allied Products (9.2%)
1,000,000	Church & Dwight Co., Inc., 6.000%, due 12/15/2012 (d)	980,000
1,260,000	Del Laboratories, Inc., 8.000%, due 02/01/2012 (d)	1,042,650
1,290,000	Elizabeth Arden, Inc., 7.750%, due 01/15/2014, (a) Cost - $1,303,125; Acquired - 01/08/2004, 06/09/2004 and 05/18/2005 (d)	1,319,025
630,000	Hercules, Inc., 6.750%, due 10/15/2029, (a) Cost - $630,000; Acquired - 03/25/2004 (d)	620,550
147,000	Huntsman ICI Chemicals, 10.125%, due 07/01/2009 (d)	151,961
765,000	Huntsman International, Inc., 7.375%, due 01/01/2015, (a) Cost - $765,000; Acquired 12/03/2004	736,313
825,000	Lyondell Chemical Co., 11.125%, due 07/15/2012 (d)	924,000
585,000	Nalco Co., 8.875%, due 11/15/2013 (d)	603,281
463,000	Rockwood Specialties Group, 10.625%, due 05/15/2011 (d)	506,985
		6,884,765

Communication Services (8.1%)
1,465,000	American Tower Corp., 7.125%, due 10/15/2012, (a) Cost - $1,465,669; Acquired - 09/28/2004 and 09/29/2004 (d)	1,545,575
610,000	Intelsat Bermuda Ltd., 7.794%, due 01/15/2012, (a) Cost - $610,000; Acquired - 01/25/05, (b)	623,725
305,000	Intelsat Bermuda Ltd., 8.625%, due 01/15/2015, (a) Cost - $305,000; Acquired - 01/25/05	312,625
500,000	L-3 Communications Corporation, 6.375%, due 10/15/2015 (a) Cost-$495,450; Acquired 07/27/2005	506,250
275,000	New Skies Satellites NV, 9.125%, due 11/01/2012, (a) Cost - $275,000; Acquired -10/22/2004	286,000
1,018,000	Panamsat Corp., 9.000%, due 08/15/2014 (d)	1,079,080
440,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011, (a) Cost - $475,200; Acquired - 04/09/2003 (d)	510,400
520,000	Rogers Wireless, Inc., 7.500%, due 03/15/2015	562,900
620,000	Rural Cellular Corp., 8.250%, due 03/15/2012 (d)	654,100
		6,080,655

Electric, Gas, and Sanitary Services (3.7%)
880,000	Allied Waste North America, 7.250%, due 03/15/2015, (a) Cost - $878,500; Acquired-03/03/2005	871,200
756,917	Midwest Generation LLC., 8.560%, due 01/02/2016 (d)	832,609
1,090,000	Texas Genco LLC/Financing, 6.875%, due 12/15/2014, (a) Cost-$1,090,000; Acquired-12/08/2004 (d)	1,114,525
		2,818,334

Electronic, Other Electrical Equipment, except Computers (1.7%)
357,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010 (d)	404,302
865,000	Celestica, Inc., 7.875%, due 07/01/2011	886,625
		1,290,927

Fabricated Metal Products, except Machinery and Transportation Equipment (1.5%)
1,205,000	Novelis Inc., 7.250%, due 02/15/2015, (a) Cost - $1,207,475; Acquired - 01/28/2005 and 06/02/2005 (d)	1,144,750

Food and Kindred Products (3.9%)
1,500,000	Alliance One, 11.000%, due 05/15/2012, (a) Cost - $1,500,000; Acquired - 05/10/2005 (d)	1,428,750
1,000,000	Del Monte Corp., 6.750%, due 02/15/2015, (a) Cost - $992,500; Acquired - 01/25/2005 and 04/01/2005 (d)	1,010,000
500,000	Dole Foods Co., 7.250%, due 06/15/2010	500,000
		2,938,750
Foreign Goverments (4.5%)
1,345,000	Federative Republic of Brazil, 10.500%, due 07/14/2014	1,631,485
545,000	Republic of Panama, 7.250%, due 03/15/2015	596,775
1,120,000	Republic of Turkey, 7.375%, due 02/05/2025	1,124,200
		3,352,460

General Merchandise Stores (0.7%)
500,000	Neiman Marcus Group Inc., 10.375%, due 10/15/2015, (a) Cost - $500,000; Acquired - 09/28/2005	500,000

Health Services (7.0%)
1,455,000	Davita Inc., 7.250%, due 03/15/2015, (a) Cost - $1,457,900; Acquired-03/15/2005	1,482,281
500,000	HealthSouth Corp., 7.375%, due 10/01/2006 (d)	498,750
1,305,000	HealthSouth Corp., 10.750%, due 10/01/2008 (d)	1,282,162
1,000,000	Res-Care Inc., 7.750%, due 10/15/2013, (a) Cost - $992,610; Acquired - 09/26/2005	1,010,000
1,000,000	VWR International, Inc., 8.000%, due 04/15/2014	978,750
		5,251,943

Hotels, Other Lodging Places (3.7%)
590,000	Host Marriott, L.P., 7.125%, due 11/01/2013	605,487
500,000	Las Vegas Sands Corp., 6.375%, due 02/15/2015	485,000
1,795,000	Wynn Las Vegas, 6.625%, due 12/01/2014 (d)	1,725,444
		2,815,931

Industrial and Commercial Machinery and Computer Equipment (5.0%)
1,685,000	Case Corp., 7.250%, due 01/15/2016 (d)	1,626,025
605,000	Park-Ohio Industries, Inc., 8.375%, due 11/15/2014, (a) Cost-$556,325; Acquired - 11/19/2004, 12/09/2004 and 05/13/2005 (d)	527,863
473,000	Rexnord Corp., 10.125%, due 12/15/2012 (d)	520,300
1,050,000	Terex Corp., 7.375%, due 01/15/2014, (a) Cost - $1,060,500; Acquired - 07/20/2004 (d)	1,065,750
		3,739,938

Lumber and Wood Products, except Furniture (2.7%)
640,000	Ainsworth Lumber Corp., 6.750%, due 03/15/2014, (a) Cost - $610,275; Acquired - 02/27/2004, 06/07/2004 and 01/03/2005 (d)	582,400
1,400,000	Georgia-Pacific Corp., 7.375%, due 12/01/2025 (d)	1,463,000
		2,045,400

Measuring Instruments, Photo Goods, Watches (1.0%)
775,000	DRS Technologies, Inc., 6.875%, due 11/01/2013 (d)	751,750

Miscellaneous Manufacturing Industries (3.0%)
1,845,000	Blount, Inc., 8.875%, 08/01/2012 (d)	1,974,150
242,000	Dresser-Rand Group, Inc., 7.375%, 11/01/2014, (a) Cost-$242,000; Acquired-10/14/2004	252,285
		2,226,435

Miscellaneous Retail (1.5%)
1,130,000	Jean Coutu Group PJC Inc., 7.625%, due 08/01/2012 (d)	1,155,425

Non-Depository Credit Institutions (1.3%)
1,000,000	General Motors Acceptance Corp., 7.750%, due 01/19/2010	970,172

Office Supplies and Forms (1.3%)
1,000,000	Acco Brands Corp., 7.625%, due 08/15/2015, (a) Cost - $1,005,000; Acquired - 08/02/2005 and 08/15/2005 (d)	995,000

Oil and Gas Extraction (5.3%)
1,155,000	Chesapeake Energy, 7.500%, due 09/15/2013, (a) Cost - $1,276,275; Acquired - 01/04/2005 (d)	1,235,850
450,000	Chesapeake Energy, 6.625%, due 01/15/2016, (d)	457,875
790,000	El Paso Production Holdings, 7.750%, due 06/01/2013 (d)	829,500
650,000	Houston Exploration Co., 7.000%, due 06/15/2013 (d)	666,250
750,000	Whiting Petroleum Corp., 7.625%, due 02/01/2014, (a) Cost - $750,000; Acquired - 09/28/2005	764,063
		3,953,538

Paper and Allied Products (9.8%)
1,640,000	Boise Cascade, 7.125%, due 10/15/2014 (d)	1,562,100
1,000,000	Buckeye Technologies Inc., 8.500%, due 10/01/2013 (d)	1,020,000
835,000	Cenveo Corp., 9.625%, due 03/15/2012	899,712
1,385,000	Graham Packing, Co., 8.500%, due 10/15/2012, (d)	1,385,000
1,100,000	Graphic Packaging International, 9.500%, due 08/15/2013 (d)	1,039,500
575,000	Neenah Paper, Inc., 7.375%, due 11/15/2014 (d)	556,313
1,055,000	Stone Container, 7.375%, due 07/15/2014, (a) Cost - $1,070,600; Acquired - 07/15/2004 and 07/20/2004 (d)	944,225
		7,406,850

Personal Services (4.2%)
1,360,000	Adesa, Corp., 7.625%, due 06/15/2012 (d)	1,366,800
1,000,000	Goodman Global Holdings, 7.875%, due 12/15/2012, (a) Cost-$1,000,000; Acquired-12/15/2004 (d)	910,000
875,000	Navistar International, 7.500%, due 06/15/2011	888,125
		3,164,925

Pipelines (6.0%)
1,490,000	Dynergy Holdings, Inc., 10.125%, due 07/15/2013, (a) Cost-$1,587,946; Acquired- 08/01/2003, 03/11/2004 and 05/17/2005 (d)	1,668,800
1,120,000	Pacific Energy Partners, 7.125%, due 06/15/2014, (a) Cost - $1,125,596; Acquired - 06/10/2004, 06/14/2004 and 07/16/2004 (d)	1,167,600
1,600,000	Transmontaigne, Inc., 9.125%, due 06/01/2010, (a) Cost - $1,702,500; Acquired - 09/22/2004, 05/13/2005, 05/20/2005 and 06/16/2005 (d)	1,688,000
		4,524,400

Printing, Publishing and Allied Industries (3.7%)
1,110,000	RH Donnelley Corp., 6.875%, due 01/15/2013, (a) Cost - $1,110,000; Acquired - 01/11/05 (d)	1,057,275
655,000	Sun Media Corp., 7.625%, due 02/15/2013	688,569
1,055,000	Warner Music Group., 7.375%, due 04/15/2014, (a) Cost - $1,042,200; Acquired - 04/01/2004 and 07/21/2004 (d)	1,062,913
		2,808,757
Railroad Transportation (2.4%)
1,665,000	TFM SA DE CV, 9.375%, due 05/01/2012, (a) Cost - $1,688,250; Acquired - 04/13/05, 05/02/05 and 05/18/2005	1,806,525

Real Estate Investment Trusts (REITS) (1.6%)
1,090,000	Senior Housing Trust, 8.625%, due 01/15/2012 (d)	1,218,075

Retail - Toy Store (1.3%)
1,200,000	Toys R Us, 7.375%, due 10/15/2018	966,000

Stone, Clay, Glass and Concrete Products (3.4%)
1,475,000	Owens-Brockway Glass, 8.250%, due 05/15/2013 (d)	1,541,375
1,005,000	U.S. Concrete, Inc., 8.375%, due 04/01/2014 (d)	1,015,050
		2,556,425

Special Purpose Entity (8.6%)
645,000	Academia Charter School, 8.100%, due 08/15/2024, (a) Cost - $645,000; Acquired - 08/18/04	671,871
585,000	American Commercial, 9.500%, due 02/15/2015, (a) Cost - $585,000; Acquired - 02/08/2005	634,725
2,222,000	Dow Jones CDX Hybrid, 8.250%, due 06/29/2010, (a) Cost-$2,205,335; Acquired- 04/13/2005	2,210,890
1,500,000	Fort Eustis/ Story House, 7.125%, due 12/15/2034 (d)	1,526,865
1,415,000	Riddell Bell Holdings, 8.375%, due 10/01/2012, (a) Cost - $1,447,988; Acquired - 09/23/2004 and 01/26/2005 (d)	1,400,850
		6,445,201

Telephone Communications (4.5%)
741,200	AirGate PCS, Inc., 9.375% due 09/01/2009 (d)	781,966
1,300,000	Cincinnati Bell, Inc., 8.375%, due 01/15/2014 (d)	1,287,000
1,300,000	Hawaiian Telecom Communication, 9.750%, due 05/01/2013, (a) Cost - $1,307,000; Acquired - 04/27/2005, 05/05/2005 and 05/17/2005	1,332,500
		3,401,466

Television Broadcasting Stations (2.3%)
500,000	LIN Television Corp., 6.500%, due 05/15/2013, (a) Cost - $461,190; Acquired - 09/26/2005	476,250
1,235,000	Sinclair Broadcasting Group, 8.000%, due 03/15/2012 (d)	1,270,506
		1,746,756

Transportation by Air (0.0%)
1,030,000	US Airways, Inc., 0.000%, due 01/01/2013 (e)	0

Transportation Equipment (3.8%)
835,000	Tenneco Automotive Inc., 8.625%, due 11/15/2014	845,438
1,280,000	TRW Automotive Inc., 9.375%, due 02/15/2013, (a) Cost - $1,391,050; Acquired - 02/06/2003, 12/17/2003, 04/11/2005, 04/12/2005, 05/19/2005 and 06/30/2005	1,395,200
645,000	United Components, Inc., 9.375%, due 06/15/2013	645,000
		2,885,638

Vitamins, Nutritionals and Other Health - Related Products - (1.3%)
1,000,000	NBTY Inc., 7.125%, due 10/01/2015, (a) Cost - $991,170; Acquired - 09/16/2005	985,000

Wholesale Trade - Durable Goods (1.3%)
1,000,000	Vedanta Resources, 6.625%, due 02/22/2010, (a) Cost- $997,390; Acquired -12/10/2004 (d)	990,245

Wholesale Trade - Non-Durable Goods (1.5%)
1,055,000	FastenTech, Inc., 11.500%, due 05/01/2011 (d)	1,098,519

	Total Corporate Bonds (cost $109,985,844)	$ 110,171,804

COMMON STOCK (0.2%)
Chemical Products (0.2%)
7,104	Huntsman Corp. (c)	$ 138,881

	Total Common Stock (cost $49,399)	138,881

PREFERRED STOCK (0.4%)
Transportation by Air (0.0%)
361	US Airways, Inc., (c) (d) (e)	0

Apparel and Other Finished Products (0.4%)
13,997	Tommy Hilfiger USA, Inc., 9.000%	359,023

	Total Preferred Stock (cost $353,350)	359,023

	Total Investments (147.0% of net assets) (cost $110,388,593) (f)	$ 110,669,708

	Liabilities, less other assets (-47.0% of net assets)	(35,394,858)

	Total Net Assets (100.0%)	$ 75,274,850

(a)	Restricted under Rule 144A of the Securities Act of 1933. As of 9/30/05, the value of 144A securities was approximately $51,681,311.
(b)	Variable rate bond- coupon rate changes semi-annually
(c)	Non-income producing security.
(d)	All or a portion of these securities were included in a pledge account.
(e)	Security valued at fair value as determined under supervision of the Board of Trustees.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	40|86 Strategic Income Fund

By (Signature and Title)*	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President
(principal executive officer)

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President
(principal executive officer)

Date	November 29, 2005

By (Signature and Title)*	/s/ Daniel J. Murphy
Daniel J. Murphy, Treasurer
(principal financial officer)

Date	November 29, 2005

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Audrey L. Kurzawa, certify that:

1.	I have reviewed this report on Form N-Q of 40|86 Strategic Income Fund;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	[Omitted]

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 29, 2005	/s/ Audrey L. Kurzawa Audrey L. Kurzawa, President (principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Daniely J. Murphy, certify that:

1.	I have reviewed this report on Form N-Q of 40|86 Strategic Income Fund;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	[Omitted]

c.
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 29, 2005	/s/ Daniel J. Murphy Daniel J. Murphy, Treasurer (principal financial officer)